Basis for presentation (Details)	Nov. 29, 2019	Dec. 31, 2018
Basis for presentation
Percenatge of Direct Share Holdings Of Share Capital		99.00%
Percenatge of Indirect Share Holdings Of Share Capital		1.00%
Invercolsa [member]
Basis for presentation
Percentage of ownership interest acquired	8.53%
Percentage of interest held	51.88%